UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Profesional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Rachel Spearo
                                         615 East Michigan Street,
                                         2nd Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-5384

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


Collins Alternative Solutions Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Report contains no data for selected criteria.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Profesional Managers
By (Signature)       /s/ Joseph C. Neuberger
Name                 Joseph C. Neuberger
Title                President
Date                 08/28/2012